Common Stock Warrants (Details Narrative) - USD ($)					3 Months Ended	12 Months Ended
	Jun. 21, 2023	Jun. 06, 2022	May 26, 2022	Mar. 07, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 09, 2024	Jul. 02, 2023	Jun. 30, 2023
Fair value of warrants							$ 377,200
Share price per share					$ 1.00	$ 1.00
IPO [Member]
Purchase of warrants										82,110
Warrant exercisable exercise price										$ 7.20
Principal amount						$ 5,526,691				$ 5,526,691
Warrant [Member]
Purchase of warrants					577,251	477,251		100,000	30,000
Warrant exercisable exercise price					$ 5.99	$ 6.83		$ 2.00	$ 6.00
Weighted average remaining common stock of warrant					7 years	6 years 7 months 24 days
Volatility rate					40.00%	54.00%
Call option					$ 0.5990	$ 3.8171
Call option value					$ 8,861	$ 114,513
Finance expense					2,034	$ 46,090
Unamortized expenses					$ 6,827
Weighted average fair value of warrants granted with exercise prices						$ 6.88	$ 6.81
Warrant [Member] | IPO [Member] | Underwriter Agreement [Member]
Purchase of warrants	82,110
Warrant exercisable exercise price	$ 7.20
Volatility rate	54.00%
Call option	$ 1.7981
Call option value	$ 147,639
Warrant [Member] | Senior Secured Promissory Notes [Member]
Principal amount								$ 400,000	$ 170,000
Warrant [Member] | Fluffco Convertible Note [Member]
Warrants stock-based compensation							$ 2,273
Warrant [Member] | Foss Convertible Note [Member]
Warrants stock-based compensation							$ 11,777
Common Stock Warrant [Member]
Warrant exercisable exercise price				$ 6.77
Warrants amendment to common stock				16.50%
Warrants exercise price				2,250,000
Warrants to purchase shares of common stock				343,413
Exercisable term				7 years 1 month 13 days
Fair value of warrants				$ 377,200
Common Stock [Member] | IPO [Member]
Principal amount						$ 165,000
Common Stock [Member] | Fluffco Convertible Note [Member]
Warrant exercisable exercise price		$ 7.50
Volatility rate		35.00%
Warrants to purchase shares of common stock		3,394
Exercisable term		5 years
Common Stock [Member] | Fluffco Convertible Note [Member] | Call Option [Member]
Call option value		$ 2,273
Share price per share		$ 0.6697
Common Stock [Member] | Foss Convertible Note [Member]
Warrant exercisable exercise price			$ 7.50
Volatility rate			34.00%
Warrants to purchase shares of common stock			18,334
Common Stock [Member] | Foss Convertible Note [Member] | Call Option [Member]
Call option value			$ 11,777
Share price per share			$ 0.6424